Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current taxes:
Federal			$ 562,427
State			220,954
Total current taxes			783,381
Deferred taxes:
Federal			(2,360,782)
State			(927,450)
Total deferred taxes			(3,288,232)
Total income tax provision (benefit)	$ (2,504,851)		$ (2,504,851)